Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of finance income [Abstract]
Disclosure of detailed information about finance income [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Interest income	3,412	4,707
Fair value adjustment on marketable securities	2,557	(518)
Fair value adjustment on preferred shares	‐	1,654
Other	87	10
Total finance income	6,056	5,853

Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Interest on lease liabilities (note 13)	(6,311)	(5,077)
Accretion expense on as set retirement provisions (note 15(b))	(2,889)	(2,246)
Accretion expense on deferred consideration (note 14(a))	(3,133)	(2,481)
Change in fair value of contingent consideration (notes 14(b) and (c))	(5,047)	(4,894)
Other	(406)	(485)
Total finance expense	(17,786)	(15,183)